SCHEDULE OF CLASSIFICATION OF FINANCIAL INSTRUMENTS (Details)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial Assets, Cash and cash equivalents	Amortized cost
Financial Assets, Short-term investments	Amortized cost
Financial Assets, Accounts receivable	Amortized cost
Financial Liabilities, Accounts payable and accrued liabilities	Amortized cost
Financial Liabilities, Contract liabilities	Amortized cost
Financial Liabilities, Covid-19 government support loans	Amortized cost
Financial Liabilities, Covid-19 government support loans	Fair value through profit and loss (FVTPL)